Hardman Johnston International Growth Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
COMMUNICATION SERVICES - 6.7%
Deutsche Telekom AG	115,120	$2,509,770
Sea Ltd. - ADR (a)	15,146	1,007,512
		3,517,282
CONSUMER DISCRETIONARY - 23.9%
Alibaba Group Holding Ltd. - ADR (a)	17,630	1,801,081
Aptiv PLC - ADR (a)	7,925	867,708
Kering SA	1,910	1,096,661
LVMH Moet Hennessy Louis Vuitton SE	1,422	1,320,714
Meituan (a)	108,400	2,069,369
Melco Resorts & Entertainment Ltd. - ADR (a)	122,440	1,667,633
MercadoLibre, Inc. (a)	870	1,077,104
Prosus NV	34,550	2,733,174
		12,633,444
ENERGY - 5.0%
TechnipFMC PLC - ADR (a)	145,510	2,668,653
		2,668,653
FINANCIALS - 7.3%
AIA Group Ltd.	240,160	2,402,739
ICICI Bank Ltd. - ADR (a)	59,780	1,468,795
		3,871,534
HEALTH CARE - 17.2%
Alkermes PLC - ADR (a)	45,480	1,331,654
AstraZeneca PLC	18,150	2,607,727
Genmab A/S (a)	6,300	2,596,859
Grifols SA (a)	101,840	1,496,068
Wuxi Biologics Cayman, Inc. (a)	179,670	1,036,839
		9,069,147
INDUSTRIALS - 19.7%
Airbus SE	17,525	2,581,445
Daifuku Co. Ltd.	66,875	1,430,266
Prysmian SpA	28,865	1,151,001
Rheinmetall AG	8,420	2,384,942
Safran SA	17,255	2,864,570
		10,412,224
INFORMATION TECHNOLOGY - 16.4%
ASML Holding NV	1,860	1,332,266
Atlassian Corp PLC - ADR (a)	5,847	1,063,803
Keyence Corp.	5,480	2,459,107
Nordic Semiconductor ASA (a)	86,007	1,266,612
Taiwan Semiconductor Manufacturing Co Ltd.	140,000	2,528,065
		8,649,853
TOTAL COMMON STOCKS (Cost $45,577,885)		50,822,137

SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
First American Government Obligations Fund - Class X, 5.24% (b)	1,148,716	2,228,307
TOTAL SHORT-TERM INVESTMENTS (Cost $2,228,307)		2,228,307
TOTAL INVESTMENTS (Cost $47,806,192) - 100.4%		53,050,444
Liabilities In Excess of Other Assets - (0.4)%		(190,680)
TOTAL NET ASSETS - 100.00%		$52,859,764

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at July 31, 2023 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value
("NAV") because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event
(a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant
American Depositary Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor.
ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,007,512	$2,509,770	$-	$3,517,282
Consumer Discretionary	5,413,526	7,219,918	-	12,633,444
Energy	2,668,653	-	-	2,668,653
Financials	1,468,795	2,402,739	-	3,871,534
Health Care	1,331,654	7,737,493	-	9,069,147
Industrials	-	10,412,224	-	10,412,224
Information Technology	1,063,803	7,586,050	-	8,649,853
Total Common Stocks	12,953,943	37,868,194	-	50,822,137
Short-Term Investments	2,228,307	-	-	2,228,307
Total Investments in Securities	$15,182,250	$37,868,194	$-	$53,050,444